Business Combination and Related Transactions (Details) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Sep. 16, 2022 USD ($) $ / shares shares	May 31, 2023 shares	Feb. 13, 2023 USD ($) $ / shares shares	Sep. 16, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Mar. 08, 2023 shares	Feb. 23, 2023 USD ($) $ / shares shares	May 25, 2021 shares
Business Combination and Related Transactions (Details) [Line Items]
Granted									550,000
Earn-out units issued	10,000,000					10,000,000		10,000,000
Sale of stock, price per share (in Dollars per share) | $ / shares	$ 8.19			$ 10.42		$ 8.19		$ 8.19			$ 10.26
Number of years after closing date								5 years
Temporary equity, issued		26,000			26,000
Preferred stock rate percentage					10.00%
Tax receivable agreement, percent of cash tax savings required to be paid	85.00%					85.00%		85.00%
Tax receivable agreement eligibility minimum percent of common units exchanged	5.00%					5.00%		5.00%
Stock purchase agreement, amount authorized (in Dollars) | $		$ 50,000
Stock purchase agreement, resale of commitment shares (in Dollars) | $								$ 1,000
Recapitalization adjustment (in Dollars) | $	$ 1,000
Net proceeds (in Dollars) | $	1,000
Stock purchase agreement, liability (in Dollars) | $	216					$ 216		216
Fair value (in Dollars) | $	$ 1,000			$ 99,700		$ 1,000		1,000
Repurchase of common stock (in Dollars) | $								$ 12,800
Preferred Investor Warrants [Member]
Business Combination and Related Transactions (Details) [Line Items]
Number of shares called by warrants		541,667			541,667
Series A Cumulative Convertible [Member]
Business Combination and Related Transactions (Details) [Line Items]
Preferred stock rate percentage					10.00%
SeriesAPurchaseAgreement [Member]
Business Combination and Related Transactions (Details) [Line Items]
Proceeds from issuance of preferred stock and warrants (in Dollars) | $					$ 26,000
ForwardPurchaseAgreement [Member]
Business Combination and Related Transactions (Details) [Line Items]
Stock purchase agreement, redemption price (in Dollars per share) | $ / shares	$ 10.19					$ 10.19		$ 10.19
Stock purchase agreement, amount prepaid for repurchase obligation (in Dollars) | $	$ 25,500					$ 25,500		$ 25,500
Stock purchase agreement, shares to be repurchased	2,500,000					2,500,000		2,500,000
Stock purchase agreement, transaction fees paid (in Dollars) | $							$ 750
Stock purchase agreement, cash returned to company (in Dollars) | $											$ 12,700
Stock purchase agreement, gain (loss) on agreement settlement | (in Dollars) | $	$ 93					$ 93		$ 93
Earnout Units [Member]
Business Combination and Related Transactions (Details) [Line Items]
Earn-out units, amount that will vest if milestone achieved								2,500,000
Triggering Event II-A [Member]
Business Combination and Related Transactions (Details) [Line Items]
Earn-out units, amount that will vest if milestone achieved								5,000,000
Triggering Event II-A [Member] | Minimum [Member]
Business Combination and Related Transactions (Details) [Line Items]
Sale of stock, price per share (in Dollars per share) | $ / shares	$ 15					$ 15		$ 15
Triggering Event II-B [Member] | Maximum [Member]
Business Combination and Related Transactions (Details) [Line Items]
Sale of stock, price per share (in Dollars per share) | $ / shares	$ 17.5					$ 17.5		$ 17.5
Triggering Event III [Member]
Business Combination and Related Transactions (Details) [Line Items]
Earn-out units, amount that will vest if milestone achieved								2,500,000
Commitment Shares [Member]
Business Combination and Related Transactions (Details) [Line Items]
Stock purchase agreement, shares, issued	95,785					95,785		95,785
Class B Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Issuance of stock				10,566
Number of votes for each share				1
Commitment shares	10,566					10,566		10,566
Class B Common Stock [Member] | Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Recapitalization adjustment (in Dollars) | $
Class C Common Stock
Business Combination and Related Transactions (Details) [Line Items]
Issuance of stock			2,500,000	68,140,188
Number of votes for each share				3
Commitment shares	68,140,188					68,140,188		68,140,188
Class C Common Stock | Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Recapitalization adjustment (in Dollars) | $
Class A Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Proceeds from issuance of preferred stock and warrants (in Dollars) | $					26,000
Stock purchase agreement, amount authorized (in Dollars) | $					$ 50,000
Commitment shares	5,493,182	100,000			100,000	5,493,182		5,493,182				100,000
Purchase agreement, shares authorized											1,250,000
Class A Common Stock [Member] | Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Issuance of stock						95,785		95,785
Recapitalization adjustment (in Dollars) | $
Class A Common Stock [Member] | Minimum [Member]
Business Combination and Related Transactions (Details) [Line Items]
Commitment shares												1
Class A Common Stock [Member] | Maximum [Member]
Business Combination and Related Transactions (Details) [Line Items]
Commitment shares												100,000
Class A Common Stock [Member] | ForwardPurchaseAgreement [Member]
Business Combination and Related Transactions (Details) [Line Items]
Authorized but not purchased due to early termination	1,250,000					1,250,000		1,250,000
Purchase agreement, shares authorized										1,250,000
Class A Common Stock [Member] | Triggering Event II-A [Member]
Business Combination and Related Transactions (Details) [Line Items]
Sale of stock, price per share (in Dollars per share) | $ / shares	$ 15					$ 15		$ 15
Class A Common Stock [Member] | Triggering Event II-B [Member]
Business Combination and Related Transactions (Details) [Line Items]
Earn-out units, amount that will vest if milestone achieved								7,500,000
Sale of stock, price per share (in Dollars per share) | $ / shares	15					15		$ 15
Class A Common Stock [Member] | Triggering Event III [Member]
Business Combination and Related Transactions (Details) [Line Items]
Sale of stock, price per share (in Dollars per share) | $ / shares	$ 17.5					$ 17.5		$ 17.5
Class A Common Stock [Member] | Commitment Shares [Member]
Business Combination and Related Transactions (Details) [Line Items]
Stock purchase agreement, shares, issued	0					0		0
Series A Preferred Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Sale of stock, price per share (in Dollars per share) | $ / shares		$ 15			$ 15
Temporary equity, issued	26,000	26,000			26,000	26,000		26,000
Preferred stock rate percentage								10.00%
Series A preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
TRA Holders [Member]
Business Combination and Related Transactions (Details) [Line Items]
Tax receivable agreement, percent of cash tax savings required to be paid	85.00%					85.00%		85.00%
Intuitive Machines, LLC [Member]
Business Combination and Related Transactions (Details) [Line Items]
Business combination, consideration transferred (in Dollars) | $				$ 8,100				$ 700,000
Equity interest issued or issuable								68,155,203
Granted								1,874,719
Earn-out units issued	10,000,000					10,000,000		10,000,000
Tax receivable agreement eligibility minimum percent of common units exchanged	5.00%					5.00%		5.00%
Intuitive Machines, LLC [Member] | Earnout Units [Member]
Business Combination and Related Transactions (Details) [Line Items]
Earn-out units issued	10,000,000					10,000,000		10,000,000
Intuitive Machines, LLC [Member] | Class B Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Common stock reserved for future issuance	1,873,307					1,873,307		1,873,307
Intuitive Machines, LLC [Member] | Class B Common Stock [Member] | Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Equity interest issued or issuable								15,015
Intuitive Machines, LLC [Member] | Class C Common Stock
Business Combination and Related Transactions (Details) [Line Items]
Common stock reserved for future issuance	10,000,000					10,000,000		10,000,000
Intuitive Machines, LLC [Member] | Class C Common Stock | Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Equity interest issued or issuable								68,140,188
Intuitive Machines, LLC [Member] | Class A Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Number of shares called by warrants		541,667			541,667